Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Feb. 28, 2026	May 31, 2025	May 31, 2024
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000	5,000	5,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,250,000	2,250,000	1,750,000
Common stock, shares issued	1,358,242	1,249,460	1,059,002
Common stock, shares outstanding	1,357,956	1,249,174	1,058,559
Treasury stock, shares	286	286	443
Series B Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	400	400	400
Preferred stock, shares issued	19	19	19
Preferred stock, shares outstanding	19	19	19
Series C Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8	8	8
Preferred stock, shares issued	6	6	6
Preferred stock, shares outstanding	6	6	6
Series D Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	12	12	12
Preferred stock, shares issued	9	9	9
Preferred stock, shares outstanding	9	9	9